UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-10245
                                                     ---------

                            GAM AVALON LANCELOT, LLC
        ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                              135 East 57th Street
                               New York, NY 10002
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Michael J. Bessell
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
        ------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-407-4600


                     Date of fiscal year end: March 31, 2004
                                              --------------

                    Date of reporting period: March 31, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2004

                                TABLE OF CONTENTS

                                                                          PAGE

Management's Discussion and Analysis                                         1
Report of Independent Registered Public Accounting Firm                      3
Schedule of Investments                                                      4
Statement of Financial Condition                                             5
Statement of Operations                                                      6
Statements of Changes in Members' Capital                                    7
Statement of Cash Flows                                                      8
Notes to Financial Statements                                             9-12
Directors and Executive Officers Information                                13

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998 HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. HE JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. DAVID RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses Portfolio Managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of Portfolio Managers using different investment styles whose performance is not expected to be correlated with each other.


REPORT TO MEMBERS

The Facts
                                              GAM Avalon
                                             Lancelot LLC          MSCI World
                                           -----------------------------------
March 31, 2004                                 USD$112.30         USD$1,059.16
                                                        %                    %
January 1 to  March 31, 2004                        2.81%                2.72%
April 1, 2003 to  March 31, 2004                   14.92%               44.55%

Average annual total returns:
2 years to March 31, 2004                           5.78%                4.92%
Since inception*                                    4.06%               -0.96%

*Inception date - May 1, 2001


                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR   2 YEARS   SINCE INCEPTION*
GAM Avalon Lancelot LLC     14.92%    5.78%         4.06%
MSCI World                  44.55%    4.92%        -0.96%

* Inception date through March 31, 2004

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               ANNUAL PERFORMANCE
                     FOR THE FISCAL YEARS ENDING MARCH 31,

                             2004      2003       2002*
GAM Avalon Lancelot LLC     14.92%    -2.63%       0.36%
MSCI World                  44.55%   -23.85%     -11.69%

* May 1, 2001 through March 31, 2002

FUND REVIEW
For the fiscal year ended March 31, 2004, the Fund generated absolute net returns of 14.92%, in US$ terms.

As of March 31, 2004, the Fund held 16 underlying managers. The Fund is allocated across four distinct strategies and at the end of the period was allocated 46% to equity hedge, 27% to trading, 9% to arbitrage and 6% to fixed income hedge.

During the first three quarters of the Fund's fiscal year, each of the four strategies contributed positively to the Fund's performance. The equity hedge strategy contributed the greatest to performance, in particular the pacific equity hedge fund managers. The fixed income hedge strategy contributed the least. The Fund's net return over this period was 11.78%, in US$ terms.

During the fourth quarter of the Fund's fiscal year, all of the strategies contributed positively to the Fund's performance except fixed income hedge. The pacific hedge strategy continued to be the largest contributor to performance. The Fund's net return over the quarter was 2.81%, in US$ terms.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of GAM Avalon Lancelot, LLC

In our opinion, the accompanying statement of financial condition, including the schedule of investments, and the related statements of operations, of changes in Members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GAM Avalon Lancelot, LLC (the "Fund") at March 31, 2004, the results of its operations and cash flows for the year then ended, the changes in its Members' capital for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights hereafter referred to as "financial statements" are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the investment funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
May 21, 2004

GAM Avalon Lancelot, LLC
Schedule of Investments
March 31, 2004
--------------------------------------------------------------------------------

                                                                                % OF
                                                                                 NET
FUND NAME                                   COST                FAIR VALUE      ASSETS      LIQUIDITY            OBJECTIVE
--------------------                 ----------------    -------------------  ----------   -----------  ----------------------------
Capital Hedge Fund, Ltd.               $  20,575,000         $  23,476,571      17.62%       Monthly            Global Macro
Rockbay Capital Institutional
  Fund LLC                                10,000,000            11,273,408       8.46%      Quarterly           Event Driven
Alson Signature Fund LP                   10,100,000            11,096,249       8.33%      Quarterly          US Equity Hedge
New Star Hedge Fund, Ltd.                  9,900,000            10,259,936       7.70%        Weekly       Europe/UK Equity Hedge
Global Undervalued Securities
  Fund LP                                  5,330,000             8,376,353       6.28%      Quarterly        Global Equity Hedge
Green T. G2 Fund, Ltd.                     7,868,330             7,943,665       5.96%      Quarterly     Global Fixed Income Hedge
Optimal Japan Fund US $ Series             6,400,000             7,884,743       5.92%       Monthly         Japan Equity Hedge
Theorema Europe Fund, Ltd.                 6,730,000             7,417,944       5.57%       Monthly         Europe Equity Hedge
Boyer Allan Pacific Fund                   4,025,000             6,406,420       4.81%
Standard Pacific Capital Offshore
  Fund, Ltd                                5,380,000             5,525,538       4.15%
Davco Fund LP                              3,650,000             4,778,715       3.58%
Roy G. Niederhoffer (Ireland)
  Fund No. 2                               3,700,000             3,639,978       2.73%
Amici Qualified Associates LP              2,600,000             3,085,468       2.31%
Eckhardt Futures LP                        1,910,000             2,349,837       1.76%
Rubicon Global Partners LP                 1,310,000             2,301,240       1.73%
Caxton Equity Growth LLC                   1,165,000             1,547,635       1.16%
                                     ----------------    -------------------  ----------  -----------  ----------------------------

TOTAL                                  $ 100,643,330         $ 117,363,700      88.07%
                                     ================    ===================  ==========

No individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The aggregate cost of investments for tax purposes was $104,648,919. Net unrealized appreciation on investments for tax purposes was $12,714,781 consisting of $13,017,509 of gross unrealized appreciation and $302,728 of gross unrealized depreciation.


The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
March 31, 2004
--------------------------------------------------------------------------------


ASSETS
Investments in investment funds, at fair value (cost $100,643,330)               $  117,363,700
Cash and cash equivalents                                                            22,898,473
Restricted cash                                                                         483,970
Other assets                                                                             10,574
                                                                                ----------------

     TOTAL ASSETS                                                                   140,756,717
                                                                                ----------------

LIABILITIES
Subscriptions received in advance                                                     6,666,850
Tender payable                                                                          483,970
Management fee                                                                          216,913
Other accrued expenses                                                                  121,973
                                                                                ----------------

     TOTAL LIABILITIES                                                                7,489,706
                                                                                ----------------

          NET ASSETS                                                             $  133,267,011
                                                                                ================

MEMBERS' CAPITAL
Represented by:
Net capital                                                                      $  116,546,641
Net unrealized appreciation on investments in investment funds                       16,720,370
                                                                                ----------------

     MEMBERS' CAPITAL                                                            $  133,267,011
                                                                                ================


     Net asset value per outstanding unit of limited liability company
          interest ($133,267,011 / 1,186,688 units outstanding)                  $       112.30
                                                                                ================

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
Year Ended March 31, 2004
--------------------------------------------------------------------------------


INVESTMENT INCOME
Interest                                                                          $       14,745
                                                                                 ----------------
EXPENSES
   Management fee (Note 3)                                                             1,910,178
   Investor services fees                                                                 84,236
   Administrative and accounting fees                                                     81,988
   Professional fees                                                                      65,224
   Custody fees and expenses                                                              15,689
   Directors' fees                                                                        14,500
   Other                                                                                  33,934
                                                                                 ----------------

      Total expenses                                                                   2,205,749
                                                                                 ----------------

      NET INVESTMENT LOSS                                                             (2,191,004)
                                                                                 ----------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS

   Net realized gain from investments in investment funds                                477,491
   Unrealized appreciation on investments in investment funds                         14,881,858
                                                                                 ----------------

   NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS              15,359,349
                                                                                 ----------------

   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                       $   13,168,345
                                                                                 ================

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital
--------------------------------------------------------------------------------


                                                                                        YEARS ENDED MARCH 31,

                                                                                       2004                    2003
                                                                                  ---------------        --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
   Net investment loss                                                             $  (2,191,004)         $   (833,025)
   Net realized gain (loss) from investments in investment funds                         477,491              (689,236)
   Net change in unrealized appreciation on investments
      in investment funds                                                             14,881,858             1,192,116
                                                                                  ---------------        --------------
         NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                   13,168,345              (330,145)
                                                                                  ---------------        --------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from sale of 733,451 and 372,824 units of limited
      liability company interest to Members, respectively                             76,311,492            36,353,272
   Cost of 55,538 and 25,816 units repurchased from Members,
      respectively                                                                    (5,931,389)           (2,539,578)
                                                                                  ---------------        --------------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                 70,380,103            33,813,694
                                                                                  ---------------        --------------

         TOTAL INCREASE                                                               83,548,448            33,483,549
                                                                                  ---------------        --------------

         MEMBERS' CAPITAL AT BEGINNING OF YEAR                                        49,718,563            16,235,014
                                                                                  ---------------        --------------

         MEMBERS' CAPITAL AT END OF YEAR                                           $ 133,267,011          $ 49,718,563
                                                                                  ===============        ==============


The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
Year Ended March 31, 2004
--------------------------------------------------------------------------------


CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
   Net increase in Members' capital derived from operations                      $ 13,168,345
   Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
      Redemption of investment funds                                               13,127,682
      Purchases of investment funds                                               (56,068,330)
      Net unrealized appreciation on investments in investment funds              (14,881,858)
      Net realized gain on investments in investment funds                           (477,491)
      Increase in restricted cash                                                    (483,970)
      Increase in other assets                                                        (10,574)
      Increase in management fee payable                                              128,785
      Increase in expenses payable                                                     34,637
                                                                                --------------

         NET CASH USED IN OPERATING ACTIVITIES                                    (45,462,774)
                                                                                --------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                        71,743,340
      Capital redemptions                                                          (5,533,540)
                                                                                --------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                 66,209,800
                                                                                --------------

         NET INCREASE IN CASH                                                      20,747,026

            Cash at beginning of year                                               2,151,447
                                                                                --------------

            Cash at end of year                                                  $ 22,898,473
                                                                                ==============


The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of Portfolio Managers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $117,363,700 (88.07% of Members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2004. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. The units redeemed during fiscal years ended March 31, 2004 and 2003 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the fiscal year ended March 31, 2004 aggregated $65,568,330 and $13,127,682 respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     8.  FINANCIAL HIGHLIGHTS


                                                                 YEARS ENDED MARCH 31,
                                                         2004           2003           2002 (b)
                                                     -----------     ----------      -----------
     Per unit operating performance (a)
     (For a unit of Members' capital
     outstanding throughout the period):
     Net asset value, beginning of period             $   97.72       $ 100.36        $ 100.00
                                                     -----------     ----------      -----------
     INCOME (LOSS) FROM OPERATIONS:
     Net investment loss                                  (2.53)         (2.63)          (5.01)
     Net realized and unrealized gain (loss)
        on investment transactions                        17.11          (0.01) (c)       5.37
                                                     -----------     ----------      -----------
     Total from operations                                14.58          (2.64)           0.36
                                                     -----------     ----------      -----------
     Net asset value, end of period                   $  112.30       $  97.72        $ 100.36
                                                     ===========     ==========      ===========
     TOTAL RETURN (d)                                    14.92%         (2.63%)          0.36%


     SUPPLEMENTAL DATA:
     Net assets, end of period (000)                  $ 133,267       $ 49,719        $ 16,235
     RATIO TO AVERAGE NET ASSETS:
        Expenses, before waivers (e)                      2.40%          2.85%           6.51% (f)
        Expenses, net of waivers (e)                      2.40%          2.74%           5.92% (f)
        Net investment loss                              (2.38%)        (2.69%)         (5.86%)(f)
     Portfolio turnover rate                             14.97%         25.63%           0.00%

     ----------
(a) Based on average weighted units outstanding
(b) Period from May 1, 2001 (commencement of operations) to March 31, 2002
(c) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.
(d) Not Annualized for periods less than one year
(e) Expense ratios of investment funds are not included in the expense ratio
(f) Annualized for periods less than one year

GAM Avalon Lancelot, LLC
135 East 57th Street
New York, NY 10022

DIRECTORS AND EXECUTIVE OFFICERS INFORMATION (UNAUDITED)

NAME, ADDRESS AND AGE             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

George W. Landau (84)*            Senior Advisor,  Latin America,  The Coca Cola
Director                          Company,   Atlanta,   GA,   1998  to  present.
2601 South Bayshore Drive         Director,  GAM Funds,  Inc.,  1994 to present.
Suite 1109                        President, Council of Advisors, Latin America,
Coconut Grove, FL 33133           Guardian Industries, Auburn Hills, MI, 1993 to
                                  present. Director,  Emigrant Savings Bank, New
                                  York,  NY,  1987 to present.  Director,  seven
                                  Credit Suisse Asset  Management  (CSAM) funds,
                                  formerly  known as BEA  Associates,  New York,
                                  NY,  1989  to  present.  Director,   Fundacion
                                  Chile,  Santiago,   Chile,  1992  to  present.
                                  Former   President  of  the  Council  for  the
                                  Americas  and  Americas  Society,   1985-1993.
                                  Former  Ambassador  to  Venezuela,  Chile  and
                                  Paraguay.  He  is a  director  of  twelve  GAM
                                  Funds.

Robert J. McGuire (67)*           Attorney/Consultant,   Morvillo,   Abramowitz,
Director                          Grand,  Iason  &  Silberberg,  P.C.,  1998  to
1085 Park Avenue                  present.  Director,  GAM Funds,  Inc., 1998 to
New York, NY 10128                present. Director, Emigrant Savings Bank, 1999
                                  to present.  Director, one Credit Suisse Asset
                                  Management (CSAM) fund,  formerly known as BEA
                                  Associates,  New York,  NY,  1998 to  present.
                                  President/Chief   Operating   Officer,   Kroll
                                  Associates, 1989-1997. He is a director of twelve GAM Funds.

Roland Weiser (73)*               Chairman, Intervista business consulting, 1984
Director                          to 1990.  Director,  GAM Funds,  Inc., 1988 to
86 Beekman Road                   present.  Director,  GAM  Diversity  Fund  and
Summit, NJ 07901                  Unimed   Pharmaceuticals,   Inc.,   1989-1999.
                                  Former Senior Vice President  (International),
                                  Schering Plough Corporation. He is a director of thirteen GAM Funds.

Dr. Burkhard Poschadel (58)       Group  Chief  Executive  Officer,  GAM  London
Chairman and Director             Limited,  March 2000 to present. Dr. Poschadel
12 St. James's Place              received  a  Ph.D.   in  Economics   from  the
London SW1A 1NX                   University   of   Hamburg/Freiburg.   He   was
England                           appointed Chief  Executive  Officer of the GAM
                                  Group in March 2000,  and has been a long time
                                  employee  of UBS AG. Dr.  Poschadel  served as
                                  the Head of  Human  Resources  of UBS  Private
                                  Banking  from  1998-2000  and  served  as  the
                                  Global   Head  of   Research   and   Portfolio
                                  Management from 1994-1997. He is a director of twelve GAM Funds

Kevin J. Blanchfield (49)         Managing  Director - Chief Operating  Officer,
Vice President and Treasurer      and  Chief  Financial  Officer,  GAM USA Inc.,
GAM USA Inc.                      Vice President and Treasurer, GAM Investments,
135 East 57th Street              Inc. and GAM Services  Inc.,  1993 to present.
New York, NY 10022                Senior    Vice    President,    Finance    and
                                  Administration,    Lazard    Freres   &   Co.,
                                  1991-1993.

Michael J Bessel (42)             Associate  Counsel,  Manager of Compliance and
Assistant Corporate Secretary     Assistant Corporate  Secretary,  GAM USA Inc.,
GAM USA Inc.                      2002 to present. Vice President and Compliance
135 East 57th Street              Officer,  Blackrock Financial Management Inc.,
New York, NY 10022                1999 to 2002.

*Independent Directors
                                       13


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on the audit committee. The Board of Directors has determined that although no one member meets the definition of audit committee financial expert, the experience provided by each member of the audit committee together offer adequate oversight for the registrant's level of financial complexity.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,000 for 2003 and $9,750 for 2002.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2002.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,500 for 2003 and $11,250 for 2002.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2002.


     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's audit committee is directly responsible for approving the services to be provided by the principal accountant and has established policies and procedures for pre-approval of all audit and permissible non-audit services provided by the principal accountant to the registrant, as well as non-audit related services to Service Affiliates when the engagement relates directly to the operations and financial reporting of the registrant. Certain approvals are conditioned upon various factors. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence. Generally, pre-approvals pursuant to this policy are considered annually during a formal meeting of the audit committee.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.


     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $114,000.

     (h) The registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


The Proxy Voting Policies are attached herewith.

         GAM'S PROXY VOTING GUIDELINES FOR FUNDS OF FUNDS


I.   GENERAL GUIDELINES AND POLICY

GAM USA Inc., (the "Adviser") votes proxies for each fund (the "Fund") for which it acts as the Adviser. Certain of the Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Each of these Funds may invest a majority of its assets in non-voting securities of Investment Funds and the Adviser does not look through to vote interests of the Investment Funds. In addition, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to a Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with these policies and procedures.

         In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser's goal is to act prudently, solely in the best interest of each client. The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

         It is the Adviser's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. Other matters will be voted on a case-by-case basis.

II.      CONFLICTS OF INTEREST


         In furtherance of the Adviser's goal to vote proxies in the best interests of clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser's interests and those of its clients before voting proxies on behalf of such clients.

(1) Procedures for Identifying Conflicts of Interest.


         The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting:

         The Adviser's employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of the Adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of the Adviser's General Counsel.


(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

         A. All conflicts of interest identified must be brought to the attention the General Counsel for resolution.

         B. The General Counsel will work with appropriate personnel of the Adviser to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

         C. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

         D. If it is determined that a conflict of interest is material, the Adviser's Legal/Compliance Department will work with appropriate personnel (and outside counsel where appropriate) of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:


             o disclosing the conflict to clients and obtaining their consent before voting (which consent in the case of a Fund with a board of directors may be obtained from the Fund's board of directors);
             o engaging another party on behalf of the client to vote the proxy on its behalf;
             o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
             o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

             The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.


III.     RECORD KEEPING AND OVERSIGHT

         The Adviser shall maintain the following records relating to proxy voting:

             o   a copy of these policies and procedures;
             o   a copy of each proxy form (as voted);
             o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
             o documentation relating to the identification and resolution of conflicts of interest;
             o any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and
             o a copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client.

         Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser's office.

         In addition, with respect to proxy voting records for any fund registered under the Investment Company Act of 1940, the Adviser shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

         In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

                                       3


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's most recently ended fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not yet effective.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GAM Avalon Lancelot, LLC
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date     June 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date     June 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Kevin Blanchfield
                         -------------------------------------------------------
                           Kevin Blanchfield, Vice President & Treasurer (principal financial officer)

Date     June 1, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.